SEGMENTED INFORMATION - STATEMENT OF EARNINGS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 1,111.0	$ 1,094.9
Cost of sales	708.7	676.6
Depreciation expense	265.4	265.4
General and administrative	42.1	40.3
Exploration	39.2	38.4
Impairments (reversals)	0.0	(524.1)
Other expenses	21.5	18.3
Earnings from operations	34.1	580.0
Net capital expenditures	300.9	210.5
Operating Segments Including Incorporated Joint Ventures
Disclosure of operating segments [line items]
Revenues	1,187.5	1,177.0
Cost of sales	763.7	736.0
Depreciation expense	267.2	267.0
General and administrative	42.1	40.3
Exploration	39.4	39.8
Impairments (reversals)		(524.1)
Other expenses	25.0	18.3
Earnings from operations	50.1	599.7
Net capital expenditures	302.1	220.5
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Revenues	76.5	82.1
Cost of sales	55.0	59.4
Depreciation expense	1.8	1.6
General and administrative	0.0	0.0
Exploration	0.2	1.4
Impairments (reversals)		0.0
Other expenses	3.5	0.0
Earnings from operations	16.0	19.7
Net capital expenditures	1.2	10.0
Gold mines
Disclosure of operating segments [line items]
Revenues	1,110.6	1,094.5
Cost of sales	708.7	676.6
Depreciation expense	262.8	261.7
General and administrative	0.0	0.0
Exploration	4.6	5.0
Impairments (reversals)		(116.0)
Other expenses	16.0	8.9
Earnings from operations	118.5	258.3
Net capital expenditures	278.0	202.9
Gold mines | BURKINA FASO
Disclosure of operating segments [line items]
Revenues	564.1	547.4
Cost of sales	338.0	340.1
Depreciation expense	135.1	132.6
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairments (reversals)		0.0
Other expenses	7.0	0.0
Earnings from operations	84.0	74.7
Net capital expenditures	158.2	82.4
Gold mines | SURINAME
Disclosure of operating segments [line items]
Revenues	386.0	385.6
Cost of sales	260.7	231.0
Depreciation expense	82.7	83.8
General and administrative	0.0	0.0
Exploration	4.6	5.0
Impairments (reversals)		(116.0)
Other expenses	1.6	2.7
Earnings from operations	36.4	179.1
Net capital expenditures	64.7	59.4
Gold mines | CANADA
Disclosure of operating segments [line items]
Revenues	160.5	161.5
Cost of sales	110.0	105.5
Depreciation expense	45.0	45.3
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairments (reversals)		0.0
Other expenses	7.4	6.2
Earnings from operations	(1.9)	4.5
Net capital expenditures	55.1	61.1
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.2
General and administrative	0.0	0.2
Exploration	34.6	33.4
Impairments (reversals)		(400.0)
Other expenses	0.7	0.9
Earnings from operations	(35.3)	365.3
Net capital expenditures	17.8	5.3
Corporate
Disclosure of operating segments [line items]
Revenues	0.4	0.4
Cost of sales	0.0	0.0
Depreciation expense	2.6	3.5
General and administrative	42.1	40.1
Exploration	0.0	0.0
Impairments (reversals)		(8.1)
Other expenses	4.8	8.5
Earnings from operations	(49.1)	(43.6)
Net capital expenditures	$ 5.1	$ 2.3